Note 4 - Restatement and Revision of Financial Statements (Details Textual) - CAD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Mar. 31, 2018
Statement Line Items [Line Items]
Additional allowance recognised in profit or loss, allowance account for credit losses of financial assets	$ 139,999	$ 56,300
Retained earnings attributable to accumulated earnings (losses) [member]
Statement Line Items [Line Items]
Increase (decrease) for restatements		$ 14,200
Increase (decrease) due to corrections of prior period errors [member] | TEXAS
Statement Line Items [Line Items]
Additional allowance recognised in profit or loss, allowance account for credit losses of financial assets	34,500
Increase (decrease) due to corrections of prior period errors [member] | UNITED KINGDOM
Statement Line Items [Line Items]
Additional allowance recognised in profit or loss, allowance account for credit losses of financial assets	$ 40,100